EATON VANCE MUTUAL FUNDS TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information of Eaton Vance Diversified Income Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 98 ("Amendment No. 98") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 98 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-04-001127) on December 6, 2004.


                                        EATON VANCE MUTUAL FUNDS TRUST


                                        By:/s/ Alan R. Dynner
                                           ----------------------------
                                        Alan R. Dynner, Secretary
Date: December 8, 2004